Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Aug. 01, 2019
Business Acquisition [Line Items]
Operating lease ROU assets	$ 209,169	$ 223,369
Peirce Phelps PPI [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 4,299
Accounts receivable			30,719
Inventories			45,491
Other current assets			135
Property and equipment			2,544
Operating lease ROU assets			19,072
Goodwill			9,884
Intangibles			19,000
Other assets			299
Accounts payable			(11,079)
Accrued expenses and other current liabilities			(13,038)
Operating lease liabilities, net of current portion			(14,100)
Total			$ 93,226